Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease Obligations
Principal payments	$ 81	$ 86
Interest payments	14	12
Short-term lease payments	63	61
Payments for lease obligations	$ 158	$ 159